ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Sep. 30, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

YSX TECH. CO., LTD (“YSX Cayman” or the “Company”), through its wholly-owned subsidiaries and entities controlled through contractual arrangements, is primarily engaged in providing comprehensive business solutions to its customers, mainly insurance companies and brokerages in China. Based on its in-depth knowledge of the Chinese insurance industry accumulated from years of servicing its customers, the Company specializes in auto insurance aftermarket value-added services, software development and information technology services, as well as other scenario-based customized services. Unless otherwise specified, the Company’s substantial business operations are located in the People’s Republic of China (the “PRC”).

Organization

YSX Cayman was incorporated as an exempt company with limited liability under the laws of the Cayman Islands on November 9, 2022.

YSX Cayman owns 100% of the equity interests of YSX (HK) Holding Co., Limited (“YSX HK”), a limited liability company formed under the laws of Hong Kong on November 29, 2022.

On December 30, 2022, Yishengxin (Guangzhou) International Holding Co., Ltd. (“WFOE”) was incorporated pursuant to PRC laws as a wholly foreign owned enterprise of YSX HK.

YSX Cayman, YSX HK, and WFOE are currently not engaging in any active business operations and merely acting as holding companies.

Prior to the reorganization described below, the Company’s business was operated by the following entities: (1) Xinjiang Yishengxin Network Technology Co., Ltd. (“Xinjiang YSX”), formed in Xinjiang Uygur Autonomous Region of China on July 16, 2015. Xinjiang YSX has three 100% controlled subsidiaries including Xinjiang Yishengxin Chuangzhan Technology Co., Ltd. (“Chuangzhan”), formed in Guangzhou city of China on July 2, 2017, Xinjiang Agilent Information Technology Co., Ltd. (“Anjielun”), formed in Kashi city of Xinjiang Uygur Autonomous Region of China on June 27, 2016, and Guangzhou Yishengxin Network Technology Co., Ltd. (“YSX Network”), formed in Guangzhou city on July 12, 2019. Xinjiang YSX also has a branch company, Xinjiang Yishengxin Network Technology Co., Ltd. Guangzhou branch (“Guangzhou YSX”), organized under the laws of the PRC on December 9, 2015; and (2) Guangzhou Xihang Information Technology Co., Ltd. (“Xihang”), formed in Guangzhou city of China on August 4, 2011. Xinjiang YSX, Guangzhou YSX, YSX Network, Chuangzhan, Anjielun, and Xihang were all formed as limited companies pursuant to PRC laws to provide auto insurance aftermarket value-added services, software development and information technology services, as well as other scenario-based customized services to customers in the PRC, and are collectively referred to as the “YSX Operating Companies” and Xinjiang YSX and Xihang are collectively referred to as the variable interest entities (the “VIEs”).

Reorganization

A reorganization of our legal structure (the “Reorganization”) was completed on December 31, 2022. The Reorganization involved the formation of YSX Cayman, YSX HK, and WFOE, and certain contractual arrangements were entered into among WFOE the VIEs and the shareholders of the VIEs. Consequently, the Company became the ultimate holding company of YSX HK, WFOE, and the YSX Operating Companies.

On December 31, 2022, WFOE entered into a series of contractual arrangements with the YSX Operating Companies. These agreements include Exclusive Business Cooperation and Service Agreements, Share Disposal and Exclusive Option to Purchase Agreements, Equity Interest Pledge Agreements, Proxy Agreements, and Spousal Consent (collectively the “VIE Agreements”). Pursuant to the VIE Agreements, WFOE has the exclusive right to provide to YSX Operating Companies consulting services related to business operations, including technical and management consulting services. The VIE Agreements are designed to provide WFOE with the power, rights, and obligations equivalent in all material respects to those it would possess as the sole equity holder of YSX Operating Companies, including absolute control rights and the rights to the assets, property, and revenue of YSX Operating Companies, for accounting purposes. We believe that YSX Operating Companies should be treated as variable interest entities under the Statements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 Consolidation, and we are regarded as the primary beneficiary of the VIEs for accounting purposes, to the extent that we consolidate the financial results of the VIEs in our consolidated statements under U.S. GAAP. We treat the VIEs as our consolidated entities under U.S. GAAP.

The consolidation of the Company, its subsidiaries, the VIEs, and the subsidiaries of the VIEs have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements.

On December 19, 2024, the Company closed its initial public offering (the “IPO”) of 1,250,000 Class A ordinary shares, par value US$0.0001 per share at a public offering price of $4.00 per share, and the Company’s Class A ordinary shares started to trade on the Nasdaq Capital Market under the ticker symbol “YSXT” since December 18, 2024. On December 19, 2024, the IPO underwriter exercised its over-allotment option to purchase an additional 187,500 Class A ordinary shares at the price of $4.00 per share. Gross proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled $5.75 million, before deducting underwriting discounts and other related expenses, resulting in net proceeds of approximately $5.0 million.

On September 28, 2025, Anjielun was deregistered due to continuing net losses and immaterial business activities since its inception.

The unaudited condensed consolidated financial statements of the Company include the following entities:

Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
YSX Cayman	November 9, 2022	Cayman Islands	Parent, 100%	Investment holding

YSX HK	November 29, 2022	Hong Kong	100%	Investment holding

WFOE	December 30, 2022	Guangzhou, PRC	100%	WFOE, Consultancy and information technology support

YSX Operating Companies:

Xinjiang YSX	July 16, 2015	Kashi, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

Guangzhou YSX	December 9, 2015	Guangzhou, PRC	A branch company of Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Chuangzhan	July 2, 2017	Kashi, PRC	Subsidiary of Xinjiang YSX	Software development and information technology services

Anjielun	June 27, 2016	Kashi, PRC	Subsidiary of Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services /deregistered on September 28, 2025

YSX Network	July 12, 2019	Guangzhou, PRC	Subsidiary of the Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Xihang	August 4, 2011	Guangzhou, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

The VIE contractual arrangements

The Company’s main operating entities, Xinjiang YSX, its subsidiaries, Chuangzhan, Anjielun and Guangzhou YSX Network, its branch company, Guangzhou YSX, and Xihang, or the YSX Operating Companies, are controlled through contractual arrangements in lieu of direct equity ownership by the Company.

A VIE is an entity which has a total equity investment that is insufficient to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary of, and must consolidate, the VIE, for accounting purposes, because it met the condition under U.S. GAAP to consolidate the VIE.

WFOE, is deemed to have a controlling financial interest in and be the primary beneficiary of the YSX Operating Companies for accounting purposes because it has both of the following characteristics:

●	The power to direct activities of the YSX Operating Companies that most significantly impact such entities’ economic performance, and
●	The right to receive benefits from, the YSX Operating Companies that could potentially be significant to such entities.

Pursuant to these contractual arrangements, the YSX Operating Companies shall pay service fees equal to all of their net profits after tax payments to WFOE. Such contractual arrangements are designed so that the operations of the YSX Operating Companies are solely for the benefit of WFOE and ultimately, the Company, and therefore the Company consolidates the YSX Operating Companies under U.S. GAAP.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●revoke the business and operating licenses of the Company’s PRC subsidiary and the VIEs;
●discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and the VIEs;
●limit the Company’s business expansion in China by way of entering into contractual arrangements;
●impose fines or other requirements with which the Company’s PRC subsidiary and the VIEs may not be able to comply;
●require the Company or the Company’s PRC subsidiary and the VIEs to restructure the relevant ownership structure or operations; or
●restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its businesses may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. In such case, the Company may not be able to consolidate the VIEs and the VIEs’ subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its shareholders and it may lose the ability to receive economic benefits from the VIE and the VIEs’ subsidiaries for accounting purposes under U.S. GAAP. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary, and the VIEs and the VIEs’ subsidiaries.

The Company, YSX HK, and WFOE are essentially holding companies and did not have material operations. During the six months ended September 30, 2025, YSX Cayman, YSX HK, and WFOE only recorded immaterial amount of assets and liabilities (including cash of $207,739, other receivable of $15,652, deferred tax assets of $94,932, property and equipment of $1,059, taxes payable of $361, and other payable and accrued liabilities of $9,331 as of September 30, 2025). As of March 31, 2025, YSX Cayman, YSX HK, and WFOE only recorded immaterial amounts of assets and liabilities (including cash of $1,665,833, other receivable of $7,729, due from related parties of $198,611, property and equipment of $1,270, deferred tax assets of $31,579, and other payable and accrued liabilities of $9,044 as of March 31, 2025). In addition, there was no revenue generated by YSX Cayman, YSX HK, and the WFOE during the six months ended September 30, 2025 and 2024. Operating expenses and net loss reported by YSX Cayman, YSX HK, and the WFOE amounted to approximately $391,866 and $262,606 for the six months ended September 30, 2025 and 2024, respectively. As a result, total assets and liabilities presented on the consolidated balance sheets and revenue, expenses, and net income presented on the consolidated statement of comprehensive income, as well as the cash flows from operating, investing and financing activities presented on the consolidated statement of cash flows are substantially the financial position, operation results, and cash flows of the VIEs and the VIEs’ subsidiaries as of September 30, 2025 and for the six months ended September 30, 2025 and 2024, respectively. The Company has not provided any financial support to the VIEs and the VIEs’ subsidiaries during the six months ended September 30, 2025 and 2024. Additionally, pursuant to the VIE Agreements, WFOE has the right to receive service fees equal to the VIEs’ net profits after tax payments. None of these fees were paid to WFOE as of September 30, 2025. Accordingly, as of September 30, 2025 and March 31, 2025, WFOE had approximately $3.1 million and $4.9 million consulting fee receivables due from the VIEs and the VIEs’ subsidiaries, respectively. These receivables were fully eliminated upon consolidation.

The following financial statement amounts and balances of the VIEs were included in the accompanying unaudited condensed consolidated financial statements after elimination of intercompany transactions and balances:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Current assets	$46,060,080	$38,853,927
Non-current assets	696,673	446,943
Total assets	$46,756,753	$39,300,870
Current liabilities	$17,101,502	$12,121,739
Non-current liabilities	2,392,398	2,657,635
Total liabilities	$19,493,900	$14,779,374

	For the Six months Ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net revenue	$40,991,804	$34,094,368
Net income	$3,071,253	$2,189,802

	For the Six Months Ended
	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Net cash used in operating activities	$(4,176,362)	$(655,122)
Net cash provided by investing activities	$—	$1,683,307
Net cash provided by (used in) financing activities	$862,087	$(141,394)